Senior Secured Convertible Notes, Related Party (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Fair value at beginning	$ 10,008
Change in fair value of senior secured convertible notes, related party	(566)
Balance at end	9,442
Senior Secured Convertible Note Two [Member]
Debt Instrument [Line Items]
Fair value at beginning	3,940
Change in fair value of senior secured convertible notes, related party	(223)
Balance at end	3,717
Senior Secured Convertible Note Three [Member]
Debt Instrument [Line Items]
Fair value at beginning	6,068
Change in fair value of senior secured convertible notes, related party	(343)
Balance at end	$ 5,725